SCHEDULE OF RESTRICTED STOCK AWARDS (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Schedule Of Restricted Stock Awards
Number of Shares, Outstanding beginning of period	7,983,720	7,983,720
Weighted Average Exercise Price, Outstanding at beginning of period	$ 0.00	$ 0.00
Number of Shares, Granted	4,400,000	1,500,000
Weighted Average Exercise Price, Granted	$ 0.07	$ 0.03
Number of Shares, Exercised	(800,000)	(1,500,000)
Weighted Average Exercise Price, Exercised
Number of Shares, Forfeited or Cancelled
Number of Shares, Outstanding end of period	11,583,720	7,983,720
Weighted Average Exercise Price, Outstanding at end of period	$ 0.00	$ 0.00
Weighted-Average Fair Value of Options Granted	$ 0.05	$ 0.02